Audited Consolidated Balance Sheet as of December 31, 2017 and Unaudited Interim Condensed Consolidated Balance Sheet as of June 30, 2018 - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets:
Cash	$ 19,413	$ 27,481
Short term investments	3,022	3,074
Advances to suppliers	1,835	1,525
Prepaid expenses and other current assets	525	264
Total current assets	24,795	32,344
Noncurrent assets:
Property and equipment, net	116	123
Other noncurrent assets	583	361
Total noncurrent assets	699	484
Total assets	25,494	32,828
Current liabilities:
Accounts payable	2,804	3,379
Government grants		307
Accrued expenses	2,326	807
Other current liabilities	554	299
Total current liabilities	5,684	4,792
Total liabilities	5,684	4,792
Commitments and contingencies
Equity:
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 22,530,702 shares and 23,174,797 shares issued and outstanding as of December 31, 2017 and June 30, 2018, respectively)	2	2
Additional paid-in capital	169,683	151,147
Accumulated deficit	(149,713)	(123,891)
Accumulated other comprehensive loss	(100)	(182)
Total BeyondSpring Inc.’s shareholder’s equity	19,872	27,076
Noncontrolling interests	(62)	960
Total equity	19,810	28,036
Total liabilities and equity	$ 25,494	$ 32,828